Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Narrative (Details) $ / shares in Units, $ in Millions, € in Billions							1 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended
		Nov. 29, 2024 USD ($)	May 30, 2024 USD ($)	Apr. 09, 2024 USD ($)	Jan. 01, 2024 USD ($)	Jan. 01, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Oct. 31, 2023	Mar. 31, 2025 USD ($)	Jun. 30, 2024 $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets							$ 3,017,048						$ 3,017,048	$ 3,038,677	$ 2,949,286
Gain/(loss) on disposal of operations	[1]												(1,752)	(61)	$ (2,678)
Other reserves reclassified to income statement													(347)
Subordinated liabilities							25,958						25,958	24,954
– total liabilities							2,824,775						2,824,775	2,846,067
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets							27,126						27,126	115,836
Subordinated liabilities														8
– total liabilities							29,011						29,011	108,406
Ordinary shares
Disclosure of analysis of single amount of discontinued operations [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share) | $ / shares										$ 0.21
Retail banking operations in France
Disclosure of analysis of single amount of discontinued operations [line items]
Profit participation					$ 100	€ 0.1
Hedging gains (losses) for hedge of group of items with offsetting risk positions							100
Retail banking operations in France | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets							6,900						6,900	27,675		€ 6.7
Subordinated liabilities														0
– total liabilities														26,257
Retail banking operations in France | Forecast
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal of operations									$ 1,000
Banking business in Canada
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal of operations													4,800
– foreign exchange reclassified to income statement on disposal of a foreign operation													600
Other reserves reclassified to income statement													400
Banking business in Canada | Hedges of net investment in foreign operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal of operations											$ 300		255	$ (315)
Argentina business
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal of operations													(1,000)
Subordinated liabilities				$ 100
Consideration received, equity interest							700						700
Reserve of exchange differences on translation							(5,200)						(5,200)
Argentina business | Grupo Financiero Galicia
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest related to American depositary receipts				10.00%
Argentina business | Minimum
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received				$ 550
German Private Banking Business | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets							2,231						2,231
– total liabilities							2,226						2,226
German Private Banking Business | Disposal of major subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal of operations												$ 200
HSBC Bank Armenia
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal of operations		$ 100
South Africa
Disclosure of analysis of single amount of discontinued operations [line items]
Reserve of exchange differences on translation and other reserves							200						200
South Africa | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets							673						673
– total liabilities							3,345						3,345
French Life Insurance Business | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets							24,222						24,222
Gain/(loss) on disposal of operations													(200)
– total liabilities							23,420						23,420
Russia disposal group
Disclosure of analysis of single amount of discontinued operations [line items]
– foreign exchange reclassified to income statement on disposal of a foreign operation			$ (100)
HSBC Continental Europe | Retail banking operations in France
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and advances at amortised cost							7,400						7,400			€ 7.1
HSBC Continental Europe | HSBC Assurances Vie (France)
Disclosure of analysis of single amount of discontinued operations [line items]
Reserve of exchange differences on translation, insurance finance reserves and other reserves							$ 100						$ 100
HSBC Continental Europe | HSBC Technology & Services (USA) Inc.
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies					100.00%	100.00%
HSBC Continental Europe | Crédit Logement
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies					3.00%	3.00%
HSBC Global Asset Management (Singapore) Limited | Silkroad Property Partners Pte Ltd
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies								100.00%

[1]	This line item has been updated to include amounts from Other operating income relating to all sales of business operations; in the 2023 Annual Report and Accounts, this line item only reflected the disposal of our France retail banking business. The amount in 2024 includes a $1.0bn loss on disposal and a $5.2bn loss on the recycling in foreign currency translation reserve losses and other reserves arising on sale of our business in Argentina. This was partly offset by a gain of $4.6bn, inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves losses but excluding the $255m gain on the foreign exchange hedging
(see footnote 4 above) on the sale of our banking business in Canada. The amount in 2023 primarily reflected losses due to restrictions impacting the recoverability of assets in Russia, partly offset by a gain on sale of our retail banking operations in France. The amount in 2022 included losses from classifying businesses as held for sale as part of a broader restructuring of our European business.